Notes Payable - Schedule of Notes Payable (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Total notes payable (all current portion)	$ 55,850	$ 180,000
Note Payable One [Member]
Total notes payable (all current portion)	55,850	80,000
Note Payable Two [Member]
Total notes payable (all current portion)		$ 100,000